Income Taxes (Summary Of Effective Income Tax Rate) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Effective Income Tax Rate [Line Items]
Expected income taxes	$ 253,324	$ 262,700	$ 190,250
Tax-exempt investment income	(3,468)	(3,371)	(3,483)
Tax settlements	0	0	(3,101)
Low income housing investments	(24,258)	(12,900)	(6,038)
Other	568	46	1,669
Income tax expense	$ 226,166	$ 246,475	$ 179,297
Expected income taxes, percentage	35.00%	35.00%	35.00%
Tax-exempt investment income, percentage	(0.50%)	(0.50%)	(0.60%)
Tax settlements, percentage	0.00%	0.00%	(0.60%)
Low income housing investments, percentage	(3.40%)	(1.70%)	(1.10%)
Other, percentage	0.10%	0.00%	0.30%
Income tax expense, percentage	31.20%	32.80%	33.00%